LOANS PAYABLE	12 Months Ended
Dec. 31, 2023
Loan Payable [Abstract]
LOANS PAYABLE [Text Block]

8. LOANS PAYABLE

	A&R Loan Facility
	Debt	Derivative	Castle
	Portion	Portion	Mountain Loan	Total
As at December 31, 2021	$5,465	$-	$5,050	$10,515
Interest expense	1,087	-	200	1,287
Interest payments	(494)	-	-	(494)
Foreign exchange adjustments	(377)	-	-	(377)
Gain on extension of loan payable	(346)	-	-	(346)
As at December 31, 2022	$5,335	$-	$5,250	$10,585
Additions	10,357	707	-	11,064
Conversion	(2,737)	-	-	(2,737)
Extinguishment of loan facility	(195)	428	-	233
Modification of loan facility	(410)	99	-	(311)
Interest expense	771	-	248	1,019
Interest payments	(349)	-	(460)	(809)
Principal repayment	-	-	(4,340)	(4,340)
Fair value adjustment of derivative portion	-	(673)	-	(673)
Foreign exchange adjustments	255	-	-	255
As at December 31, 2023	$13,027	$561	$698	$14,286

A&R Loan Facility

In March 2019, the Company entered into a convertible loan facility with Beedie to fund acquisitions of new royalties and streams which has subsequently been amended from time to time. The loan facility bears interest on amounts advanced and a standby fee on funds available. Funds advanced are convertible into Common Shares at Beedie's option, with the conversion price determined at the date of each drawdown or at the conversion date (in the case of the conversion of accrued and unpaid interest).

In August 2022, the Company and Beedie closed a first supplemental loan agreement to extend the maturity date of the loan facility from April 22, 2023, to January 22, 2024. In consideration for the extension the Company incurred a fee of C$0.2 million (the "Loan Extension Fee") convertible into Common Shares at a conversion price of C$7.34 per share. Upon closing, the Company recognized a gain of $0.3 million to reflect the change required in the amortized cost of the liability using the effective interest method over a longer period of time.

As at December 31, 2022, the Company had C$5.0 million outstanding with a conversion price of C$14.30 per share (the "Third Drawdown"), C$3.0 million outstanding with a conversion price of C$11.16 per share (the "Fourth Drawdown"), C$0.2 million outstanding with a conversion price of C$7.34 per share from the Loan Extension Fee, and had C$12.0 million available under the loan facility.

In May 2023, the Company and Beedie closed an additional supplemental loan agreement to further amend the loan facility by:

i. extending the maturity date to May 10, 2027;

ii. increasing the loan facility by C$5.0 million from C$20.0 million to C$25.0 million;

iii. increasing the interest rate from 8.0% to 10.0% per annum;

iv. amending the conversion price of the Fourth Drawdown from C$11.16 per share to C$8.67 per share, being a 30% premium to the 30-day VWAP of the Company shares measured at market close on the day prior to announcement of the amendment;

v. amending the conversion price of C$4.0 million of the Third Drawdown from C$14.30 per share to C$7.33 per share, being the 5-day VWAP of the Company shares measured at market close on the day prior to announcement of the amendment, and converting the C$4.0 million into shares at the new conversion price. Upon closing the Company issued Beedie 545,702 Common Shares for the conversion of the C$4.0 million; and

vi. amending the conversion price of the remaining C$1.0 million of the Third Drawdown from C$14.30 per share to C$8.67 per share, being to the 30-day VWAP of the Company shares measured at market close on the day prior to announcement of the amendment;

The amendment was considered a substantial modification of the loan facility, and for accounting purposes the existing debt instruments were extinguished and the new debt instruments were recognized at fair value on the amendment date. The difference in value between the amount that was retired for the old debt instrument and the amount recorded for the new debt instrument, taking into account the modification in conversion price to induce conversion of part of the old debt instrument, was recorded as a loss on extinguishment of loan payable of $1.4 million. Transaction costs of $0.1 million incurred were included in the loss on extinguishment of loan payable.

The conversion feature, prepayment options, and availability of credit under the new loan facility (together the "Derivative Loan Liabilities") have all been determined to be non-cash embedded derivatives that are not closely related to the principal amounts due under the loan facility, and as such are bifurcated from the loan facility and the Derivative Loan Liabilities will be accounted for at fair value through profit and loss. The debt portion of the loan facility along with any transaction costs and fees directly attributable to the loan facility will be included in the respective effective interest rate calculation for the debt portion and will be measured at amortized cost. Upon initial recognition on May 19, 2023, the Derivative Loan Liabilities were assigned a fair value of $0.4 million, and the debt portion of the liability was assigned a fair value at $2.7 million for a total face value of $3.1 million (C$4.2 million), with an implied effective interest rate of 14.6%. On May 19, 2023, the Derivative Loan Liabilities were valued using a Black-Scholes option pricing model with the following assumptions: risk free interest rate of 4.0%, expected dividend yield of 0.0%, expected volatility of 51%, and an expected life of 2.0 years.

Effective December 1, 2023, Metalla and Beedie entered into an amended and restated convertible loan facility agreement (the "A&R Loan Facility") to further amend and restate the loan facility by:

i. increasing the maximum aggregate principal amount of the facility from C$25.0 million to C$50.0 million;

ii. amending the conversion price of the C$4.2 million outstanding balance to a conversion price of C$6.00 per share under the A&R Loan Facility;

iii. a further draw down of C$12.2 million with a conversion price of C$6.00 per share to refinance the principal amount due under the Nova Loan Facility (the total C$16.4 million comprised of the C$4.2 million outstanding balance plus the C$12.2 million additional draw down being the "Principal Amount");

iv. a draw down of C$2.0 million from the A&R Loan Facility to refinance the accrued and unpaid interest outstanding under the Nova Loan Facility at the close of the Nova acquisition with a conversion price equal to the market price of the shares of Metalla at the time of conversion (the "Accrued Interest Amount");

v. a draw down of C$0.8 million to refinance the accrued and unpaid fees outstanding under the Nova Loan Facility at the close of the Nova acquisition, which will not be convertible into Common Shares (the "Accrued Fees Amount");

vi. establishing an 18-month period whereby the interest of 10.0% per annum compounded monthly will be added to the Accrued Interest Amount and on June 1, 2025, reverting to a cash interest payment of 10.0% on a monthly basis, the additional Accrued Interest Amount having the same conversion price equal to the market price of the shares of Metalla at the time of conversion;

vii. incurring an amendment fee of C$0.1 million and any outstanding costs and expenses are to be paid by Metalla; and

viii. updated the existing security arrangements to include security to be provided by Nova and certain other subsidiaries of Metalla and Nova for the A&R Loan Facility.

On December 1, 2023, following the changes to the A&R Facility and the drawdown of the C$12.2 million, the Derivative Loan Liabilities were remeasured and were assigned a fair value of $0.9 million, and the debt portion of the Principal Amount was assigned a fair value of $11.2 million for a total face value of $12.1 million (C$16.4 million). The debt portion, including any directly attributable transaction costs and fees will be accounted for at amortized cost using the implied effective interest rate of 14.6%. The Accrued Interest Amount and the Accrued Fees Amount under the A&R Loan Facility are both accounted for as loans payable which were initially valued at fair value and subsequently measured at amortized cost and are included in the total A&R Loan Facility balance.

The Derivative Loan Liabilities were calculated at December 1, 2023, and December 31, 2023, using a convertible debt and swaption pricing model with the following major market inputs and assumptions:

		December 31,		December 1,
		2023		2023
Maturity date		May 10, 2027		May 10, 2027
Risk free interest rate		3.66%		3.98%
Share price		C$4.05		C$4.44
Expected volatility		52%		52%
Dividend yield	$	Nil	$	Nil
Conversion price		C$6.00		C$6.00

For the year ended December 31, 2023, the Company recognized finance charges of $0.2 million (December 31, 2022 - $0.1 million) related to costs associated with the A&R Loan Facility, including standby fees on the undrawn portion of the A&R Loan Facility, as well as set up and other associated costs.

As at December 31, 2023, under the A&R Loan Facility, the Company had C$16.4 million outstanding from the Principal Amount with a conversion price of C$6.00 per share, C$2.1 million outstanding from the Accrued Interest Amount with a conversion price equal to the market price of the shares of Metalla at the time of conversion, C$0.8 million outstanding from the Accrued Fees Amount which is not convertible into Common Shares, and had C$30.9 million available under the A&R Loan Facility with the conversion price to be determined on the date of any future advances.

Subsequent to December 31, 2023, on February 20, 2024, Beedie elected to convert C$1.5 million of the Accrued Interest Amount into Common Shares at a conversion price of C$3.49 per share, being the closing price of the shares of Metalla on the TSX-V on February 20, 2024, for a total of 429,800 Common Shares which were issued on March 19, 2024.

Castle Mountain Loan

In connection with the Castle Mountain acquisition in October 2021, the Company entered into a $5.0 million loan agreement (the "Castle Mountain Loan") with the arm's length seller bearing interest at a rate of 4.0% per annum until fully repaid on June 1, 2023. On March 30, 2023, the Company signed an amendment to extend the maturity date of the Castle Mountain Loan from June 1, 2023, to April 1, 2024. As part of the amendment, on March 31, 2023, the Company paid the $0.3 million accrued interest on the loan, effective April 1, 2023, the interest rate increased to 12.0% per annum, and the principal and accrued interest will be repaid no later than April 1, 2024. On July 7, 2023, the Company paid all accrued interest due at the time on the Castle Mountain Loan and made a principal repayment of $4.3 million and as at December 31, 2023, had a total of $0.7 million of principal and accrued interest owing on the Castle Mountain Loan.